Commitments And Contingent Liabilities (Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Royalties expenses		$ 10,424,000	$ 4,460,000	$ 7,811,000
Outstanding buy-back obligations		1,309,000,000
Lease expenses		47,479,000	44,614,000	$ 37,169,000
Guarantees issued by banks to secure certain advances from customers and performance bonds		1,398,600,000
Amount guaranteed in respect of credit lines granted by banks		4,207,000
Purchase commitments		1,592,000,000	$ 1,313,000,000
Additional damages sought		$ 20,000,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program		5.00%
Maximum amount of royalties paid, percentage		150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program		2.00%
Maximum amount of royalties paid, percentage		100.00%
Judicial Ruling
Loss Contingencies [Line Items]
Damages awarded to company	$ 21,075,000